PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 118.5%
Corporate Bonds 86.7%
Angola 0.3%
Azule Energy Finance PLC,
Gtd. Notes, 144A(aa)	8.125%	01/23/30	1,000	$1,030,000
Gtd. Notes, 144A	8.250	01/22/31	630	649,687
				1,679,687
Argentina 1.6%
IRSA Inversiones y Representaciones SA, Sr. Unsec’d. Notes, 144A	8.000	03/31/35	700	728,672
Pan American Energy LLC, Gtd. Notes, 144A	8.500	04/30/32	1,350	1,443,069
Tecpetrol SA, Sr. Unsec’d. Notes	7.625	11/03/30	181	185,163
Telecom Argentina SA,
Sr. Unsec’d. Notes, 144A	9.250	05/28/33	750	795,675
Sr. Unsec’d. Notes, 144A	9.500	07/18/31	265	282,646
Vista Energy Argentina SAU,
Sr. Unsec’d. Notes	7.625	12/10/35	500	511,875
Sr. Unsec’d. Notes	8.500	06/10/33	500	530,094
YPF SA,
Sr. Sec’d. Notes, 144A	9.500	01/17/31	700	747,166
Sr. Unsec’d. Notes, 144A	8.250	01/17/34	1,625	1,698,938
Sr. Unsec’d. Notes, 144A	8.750	09/11/31	1,410	1,492,626
				8,415,924
Australia 0.4%
Coronado Finance Pty Ltd., Sr. Sec’d. Notes, 144A(aa)	9.250	10/01/29	730	659,898
Mineral Resources Ltd.,
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	415	411,817
Sr. Unsec’d. Notes, 144A	6.250	05/01/34	190	187,722
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	340	352,442
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	248	257,300
Sr. Unsec’d. Notes, 144A, MTN	8.500	05/01/30	85	87,547

PLS Group Ltd., Sr. Unsec’d. Notes, 144A	6.875	05/01/31	150	153,559
				2,110,285
Brazil 2.1%
Aegea Finance Sarl, Gtd. Notes	9.000	01/20/31	400	336,000
Ambipar Lux Sarl, Gtd. Notes, 144A	9.875	02/06/31(d)	445	81,350
Braskem Netherlands Finance BV,
Gtd. Notes(aa)	4.500	01/31/30	2,000	1,180,000
Gtd. Notes, 144A(aa)	8.500	01/12/31	815	485,129

CSN Inova Ventures, Gtd. Notes	6.750	01/28/28	750	637,350
CSN Resources SA, Gtd. Notes, 144A	8.875	12/05/30	1,000	805,100
LD Celulose International GmbH, Sr. Sec’d. Notes, 144A	7.950	01/26/32	270	281,210
Light SA, Unsec’d. Notes	23.382(s)	08/31/27	244	36,644

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Brazil (cont’d.)
Light Servicos de Eletricidade SA,
Sec’d. Notes	2.260%	12/19/37	242	$60,564
Sr. Sec’d. Notes	4.210	12/19/32	570	347,553

MARB BondCo PLC, Gtd. Notes, 144A(aa)	3.950	01/29/31	1,330	1,191,281
Minerva Luxembourg SA,
Gtd. Notes, 144A	7.500	04/22/36	750	735,375
Gtd. Notes, 144A	8.875	09/13/33	1,000	1,066,550

Nova Securitisation Sarl, Sr. Sec’d. Notes, 144A	6.500	02/03/36	500	483,755
Petrobras Global Finance BV, Gtd. Notes	6.000	01/13/35	500	506,300
Raizen Fuels Finance SA,
Gtd. Notes	6.250	07/08/32	800	438,000
Gtd. Notes	6.450	03/05/34	650	355,063

Rede D’or Finance Sarl, Gtd. Notes, 144A	6.550	04/28/36	600	592,320
Tupy Overseas SA, Gtd. Notes	4.500	02/16/31	1,000	760,570
Usiminas International Sarl, Gtd. Notes, 144A	7.500	01/27/32	800	828,800
				11,208,914
Canada 2.9%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A(aa)	4.000	10/15/30	250	237,813
Sr. Sec’d. Notes, 144A(aa)	3.500	02/15/29	490	471,184
Sr. Sec’d. Notes, 144A	3.875	01/15/28	200	196,000
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(aa)	5.000	01/30/28	1,225	1,044,704
Gtd. Notes, 144A	5.000	02/15/29	75	53,113
Gtd. Notes, 144A	5.250	01/30/30	325	211,250
Gtd. Notes, 144A(aa)	5.250	02/15/31	450	267,287
Gtd. Notes, 144A	6.250	02/15/29	425	312,375
Gtd. Notes, 144A	7.000	01/15/28	200	175,506
Sr. Sec’d. Notes, 144A	4.875	06/01/28	225	210,656
Sr. Sec’d. Notes, 144A	11.000	09/30/28	200	207,274
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	665	694,147
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	85	88,727
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	440	462,097
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	500	550,555
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A(aa)	4.875	02/15/30	1,250	1,168,837
Sr. Unsec’d. Notes, 144A(aa)	5.000	06/15/29	825	792,685

Capstone Copper Corp., Gtd. Notes, 144A	6.750	03/31/33	300	305,250
Champion Iron Canada, Inc., Gtd. Notes, 144A	7.875	07/15/32	385	403,492
Empire Communities Corp., Sr. Unsec’d. Notes, 144A	9.750	05/01/29	645	656,036
goeasy Ltd.,
Gtd. Notes, 144A	6.875	02/15/31	213	176,973
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	375	318,686

Hudbay Minerals, Inc., Gtd. Notes, 144A(aa)	6.125	04/01/29	1,130	1,132,712

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Canada (cont’d.)

Kronos Acquisition Holdings, Inc., Sr. Unsec’d. Notes, 144A	10.750%	06/30/32	695	$226,375
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	950	903,688
Sr. Unsec’d. Notes, 144A	6.000	12/15/33	560	536,799

New Flyer Holdings, Inc., Sec’d. Notes, 144A	9.250	07/01/30	355	383,144
Precision Drilling Corp., Gtd. Notes, 144A	6.875	01/15/29	767	772,852
Skeena Resources Ltd., Sr. Sec’d. Notes, 144A	8.500	04/01/31	1,075	1,125,579
Superior Plus LP/Superior General Partner, Inc., Gtd. Notes, 144A	4.500	03/15/29	365	353,408
Taseko Mines Ltd., Sr. Sec’d. Notes, 144A	8.250	05/01/30	410	428,323
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, Sr. Sec’d. Notes, 144A	9.500	05/15/30	700	613,438
				15,480,965
Chile 0.1%
Telefonica Moviles Chile SA, Sr. Unsec’d. Notes	3.537	11/18/31	750	587,535
China 0.1%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050	10/13/25(d)	1,120	47,600
Franshion Brilliant Ltd., Gtd. Notes	4.250	07/23/29	200	185,662
Vanke Real Estate Hong Kong Co. Ltd., Sr. Unsec’d. Notes, EMTN	3.975	11/09/27	200	79,592
				312,854
Colombia 1.4%
AI Candelaria Spain SA, Sr. Sec’d. Notes, 144A(aa)	5.750	06/15/33	500	453,025
Banco Davivienda SA, Sub. Notes, 144A	8.125(ff)	07/02/35	500	516,400
Bancolombia SA, Sub. Notes(aa)	8.625(ff)	12/24/34	750	801,702
Colombia Telecomunicaciones SA ESP, Sr. Unsec’d. Notes	4.950	07/17/30	300	281,550
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	500	449,300
Sr. Unsec’d. Notes	5.875	05/28/45	695	534,212
Sr. Unsec’d. Notes(aa)	6.875	04/29/30	1,400	1,407,000
Sr. Unsec’d. Notes	8.875	01/13/33	690	740,853

EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU, Sr. Sec’d. Notes, 144A	8.499	06/30/32	200	206,650
Grupo Nutresa SA, Gtd. Notes, 144A	9.000	05/12/35	1,000	1,115,500
SierraCol Energy Andina LLC, Gtd. Notes, 144A	6.000	06/15/28	653	631,568
SierraCol Energy Andina LLC/SierraCol Energy Arauca Energy Development, Gtd. Notes, 144A	9.000	11/14/30	300	303,075
				7,440,835

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Costa Rica 0.1%
Autopistas del Sol SA, Sr. Sec’d. Notes	7.375%	12/30/30		231	$229,719
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31		270	281,291
					511,010
Czech Republic 0.1%
CPI Property Group SA, Sr. Unsec’d. Notes, EMTN	1.750	01/14/30	EUR	750	758,703
El Salvador 0.1%
Comision Ejecutiva Hidroelectrica del Rio Lempa, Gov’t. Gtd. Notes	8.650	01/24/33		615	652,822
France 2.7%
Alstom SA, Sub. Notes(aa)	5.868(ff)	05/29/29(oo)	EUR	1,200	1,437,928
Altice France SA,
Sr. Sec’d. Notes, 144A(aa)	4.750	10/15/30	EUR	1,410	1,617,452
Sr. Sec’d. Notes, 144A	6.875	07/15/32		148	146,063

Betclic Everest Group SAS, Sr. Sec’d. Notes, 144A	5.125	12/10/31	EUR	750	882,406
Emeria SASU, Sr. Sec’d. Notes(aa)	3.375	03/31/28	EUR	2,100	2,001,222
Eutelsat Communications SACA,
Gtd. Notes, 144A	5.750	03/15/31	EUR	500	601,052
Gtd. Notes, 144A	6.250	03/15/33	EUR	475	572,393

Flamingo Lux II SCA, Sr. Unsec’d. Notes	5.000	03/31/29	EUR	100	35,063
Forvia SE, Sr. Unsec’d. Notes	5.500	06/15/31	EUR	1,300	1,549,982
Iliad Holding SAS,
Sr. Sec’d. Notes, 144A	7.000	10/15/28		255	256,303
Sr. Sec’d. Notes, 144A	7.000	04/15/32		400	406,160
Sr. Sec’d. Notes, 144A	8.500	04/15/31		395	419,063

Picard Groupe SAS, Sr. Sec’d. Notes(aa)	6.375	07/01/29	EUR	1,825	2,204,241
RCI Banque SA, Sub. Notes, EMTN(aa)	5.500(ff)	10/09/34	EUR	1,700	2,062,922
					14,192,250
Germany 0.6%
Aroundtown SA, Jr. Sub. Notes, EMTN	1.625(ff)	05/15/26(oo)	EUR	1,100	1,272,960
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)(aa)	5.234(c)	10/15/32	EUR	1,325	1,550,157
ZF North America Capital, Inc., Gtd. Notes, 144A	7.500	03/24/31		325	325,286
					3,148,403

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Greece 0.7%
Alpha Bank SA, Sub. Notes, EMTN	4.308%(ff)	07/23/36	EUR	700	$814,810
Eurobank SA, Sub. Notes, EMTN(aa)	4.125(ff)	04/29/37	EUR	2,625	3,009,880
					3,824,690
Guatemala 0.8%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Gtd. Notes	5.250	04/27/29		700	692,339
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32		1,160	1,112,649
Industrial Subordinated Trust 2 0, Sub. Notes, 144A	6.550(ff)	04/15/36		1,000	1,015,500
Millicom International Cellular SA,
Sr. Unsec’d. Notes, 144A	4.500	04/27/31		1,200	1,121,040
Sr. Unsec’d. Notes, 144A	7.375	04/02/32		500	516,625
					4,458,153
Hong Kong 0.3%
NWD MTN Ltd.,
Gtd. Notes	8.625	02/08/28		435	411,075
Gtd. Notes, EMTN	4.500	05/19/30		1,655	1,319,862
					1,730,937
India 0.8%
Clean Renewable Power Mauritius Pte Ltd., Sr. Sec’d. Notes, 144A	4.250	03/25/27		551	542,981
Greenko Power II Ltd., Sr. Sec’d. Notes	4.300	12/13/28		287	273,875
Vedanta Resources Finance II PLC, Gtd. Notes(aa)	9.850	04/24/33		3,325	3,545,381
					4,362,237
Ireland 0.9%
Cedacri SpA, Sr. Sec’d. Notes, 3 Month EURIBOR + 4.625% (Cap N/A, Floor 4.625%)	6.609(c)	05/15/28	EUR	200	230,264
eircom Finance DAC, Sr. Sec’d. Notes(aa)	5.000	04/30/31	EUR	2,375	2,773,482
GGAM Finance Ltd.,
Gtd. Notes, 144A	8.000	02/15/27		225	226,924
Sr. Unsec’d. Notes, 144A	8.000	06/15/28		125	130,047

Virgin Media O2 Vendor Financing Notes V DAC, Sr. Sec’d. Notes	7.875	03/15/32	GBP	400	486,253
Virgin Media O2 Vendor Financing Notes VI DAC, Sr. Sec’d. Notes, 144A	8.500	03/15/33		980	878,764
					4,725,734
Israel 0.6%
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.375	03/30/28		1,750	1,724,310
Sr. Sec’d. Notes, 144A	5.875	03/30/31		427	407,034

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Israel (cont’d.)

Leviathan Bond Ltd., Sr. Sec’d. Notes, 144A(aa)	6.750%	06/30/30		1,110	$1,145,773
					3,277,117
Italy 0.8%
FIS Fabbrica Italiana Sintetici SpA, Sr. Sec’d. Notes, 144A	5.250	02/05/31	EUR	925	1,079,239
Lottomatica Group SpA, Sr. Sec’d. Notes, 144A	4.625	04/30/32	EUR	2,500	2,934,125
Lutech SpA, Sr. Sec’d. Notes, 144A	8.125	05/15/31	EUR	350	409,340
					4,422,704
Jamaica 0.3%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30		125	13
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		43	—

Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, 144A	8.625	08/01/32		1,430	1,483,625
					1,483,638
Japan 1.8%
Nissan Motor Co. Ltd.,
Sr. Unsec’d. Notes(aa)	5.250	07/17/29	EUR	1,450	1,708,174
Sr. Unsec’d. Notes, 144A(aa)	5.250	07/17/29	EUR	2,100	2,473,907
Sr. Unsec’d. Notes, 144A(aa)	6.375	07/17/33	EUR	825	990,831
Sr. Unsec’d. Notes, 144A	7.500	07/17/30		890	918,925
SoftBank Group Corp.,
Sr. Unsec’d. Notes(aa)	3.875	07/06/32	EUR	700	726,518
Sr. Unsec’d. Notes(aa)	5.875	07/10/31	EUR	2,300	2,660,254
					9,478,609
Luxembourg 1.6%
Altice Financing SA, Sr. Sec’d. Notes	3.000	01/15/28	EUR	700	605,856
ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27(d)		—(r)	—
Essendi SA, Sr. Sec’d. Notes	5.500	11/15/31	EUR	800	937,052
Herens Midco Sarl, Gtd. Notes	5.250	05/15/29	EUR	3,350	1,554,896
INEOS Finance PLC, Sr. Sec’d. Notes	6.375	04/15/29	EUR	150	172,424
ION Platform Finance Sarl, Sr. Sec’d. Notes, 144A	6.875	09/30/32	EUR	1,100	1,010,535
J&F Luxembourg Finance Sarl, Sr. Unsec’d. Notes, 144A	8.500	12/01/32		1,000	1,008,760
Monitchem HoldCo 3 SA, Sr. Sec’d. Notes	8.750	05/01/28	EUR	1,525	1,794,237
Summer BC Holdco B Sarl,
Sr. Sec’d. Notes	5.875	02/15/30	EUR	475	481,521
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.250% (Cap N/A, Floor 0.000%)	6.234(c)	02/15/30	EUR	800	824,240
					8,389,521

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Macau 0.2%
Studio City Finance Ltd., Gtd. Notes, 144A	5.000%	01/15/29		600	$572,070
Wynn Macau Ltd., Sr. Unsec’d. Notes, 144A	5.625	08/26/28		725	720,750
					1,292,820
Mexico 3.6%
Banco Mercantil del Norte SA, Jr. Sub. Notes, 144A(aa)	6.625(ff)	01/24/32(oo)		750	733,695
Grupo Televisa SAB, Sr. Unsec’d. Notes	5.000	05/13/45		1,000	670,980
Mexico City Airport Trust, Sr. Sec’d. Notes	5.500	07/31/47		670	582,900
Nemak SAB de CV, Sr. Unsec’d. Notes, 144A(aa)	3.625	06/28/31		1,230	1,048,575
Orbia Advance Corp. SAB de CV,
Gtd. Notes	5.500	01/15/48		400	295,100
Gtd. Notes	5.875	09/17/44		300	233,636
Petroleos Mexicanos,
Gtd. Notes(aa)	6.500	06/02/41		2,100	1,854,300
Gtd. Notes	6.700	02/16/32		545	546,907
Gtd. Notes(aa)	6.840	01/23/30		2,600	2,648,100
Gtd. Notes(aa)	7.690	01/23/50		3,555	3,265,267
Gtd. Notes	10.000	02/07/33		145	170,085
Gtd. Notes, EMTN	2.750	04/21/27	EUR	811	943,264
Gtd. Notes, MTN(aa)	6.750	09/21/47		1,825	1,537,562

Saavi Energia Sarl, Sr. Unsec’d. Notes, 144A	8.875	02/10/35		1,350	1,504,035
Tierra Mojada Luxembourg II Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,048	1,030,813
Total Play Telecomunicaciones SA de CV, Sr. Sec’d. Notes, 144A(aa)	11.125	12/31/32		2,374	2,218,618
					19,283,837
Morocco 0.1%
OCP SA,
Sr. Unsec’d. Notes	6.875	04/25/44		280	283,503
Sr. Unsec’d. Notes	7.500	05/02/54		235	252,719
					536,222
Netherlands 1.1%
Centrient Holding BV,
Sr. Sec’d. Notes(aa)	6.750	05/30/30	EUR	2,600	2,723,516
Sr. Sec’d. Notes, 144A	6.750	05/30/30	EUR	550	576,135

Trivium Packaging Finance BV, Sr. Sec’d. Notes(aa)	6.625	07/15/30	EUR	2,050	2,460,117
					5,759,768
Nigeria 0.3%
IHS Holding Ltd., Gtd. Notes, 144A	6.250	11/29/28		645	641,775
SEPLAT Energy PLC, Gtd. Notes, 144A	9.125	03/21/30		800	853,200
					1,494,975

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pakistan 0.4%
Veon Midco BV,
Gtd. Notes, 144A(aa)	9.000%	07/15/29		1,250	$1,293,750
Sr. Unsec’d. Notes, 144A, MTN(aa)	3.375	11/25/27		720	700,308
					1,994,058
Panama 0.1%
AES Panama Generation Holdings SRL, Sr. Sec’d. Notes, 144A	4.375	05/31/30		359	339,059
Peru 0.4%
Banco de Credito del Peru SA, Sub. Notes, 144A	6.450(ff)	07/30/35		780	801,723
Orazul Energy Peru SA, Sr. Unsec’d. Notes, 144A	6.250	09/17/32		550	553,987
Volcan Cia Minera SAA, Sr. Sec’d. Notes	8.500	10/28/32		600	617,244
					1,972,954
Russia 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC,
Sub. Notes	5.950	04/15/30		1,500	75,000
Sub. Notes, 144A	5.950	04/15/30		985	49,250

Sovcombank Via SovCom Capital DAC, Jr. Sub. Notes, 144A	7.600	02/17/27(oo)		1,500	54,188
					178,438
Serbia 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade, Sr. Unsec’d. Notes, 144A	7.000	10/28/29		415	416,511
Slovenia 0.3%
United Group BV, Sr. Sec’d. Notes, 144A	6.375	05/14/33	EUR	1,300	1,519,031
South Africa 1.1%
Eskom Holdings, Sr. Unsec’d. Notes, MTN(aa)	8.450	08/10/28		790	831,001
Sasol Financing USA LLC,
Gtd. Notes	5.500	03/18/31		500	469,625
Gtd. Notes	6.500	09/27/28		1,930	1,952,967
Gtd. Notes, 144A(aa)	8.750	05/03/29		2,100	2,210,628

Transnet, Sr. Unsec’d. Notes, 144A(aa)	8.250	02/06/28		510	530,589
					5,994,810
Spain 1.3%
Celsa Opco SA, Sr. Sec’d. Notes, 144A(aa)	8.250	12/15/30	EUR	1,100	1,316,835
Grifols SA, Sr. Sec’d. Notes(aa)	7.125	05/01/30	EUR	2,650	3,226,991
Telefonica Europe BV, Gtd. Notes(aa)	2.376(ff)	02/12/29(oo)	EUR	2,100	2,323,859
					6,867,685

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Sweden 0.1%
Samhallsbyggnadsbolaget I Norden Holding AB, Gtd. Notes	0.750%	11/14/28	EUR	600	$610,635
Switzerland 0.6%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
Sr. Unsec’d. Notes, 144A	7.875	05/01/27		1,540	1,540,308
Sr. Unsec’d. Notes, 144A	8.750	01/15/32		625	604,888
Sr. Unsec’d. Notes, 144A	9.500	06/01/28		1,020	1,030,312
					3,175,508
Thailand 0.2%
GC Treasury Center Co. Ltd., Gtd. Notes, 144A	6.500(ff)	09/10/30(oo)		714	702,397
Thaioil Treasury Center Co. Ltd., Gtd. Notes, 144A	6.100(ff)	01/15/31(oo)		540	527,850
					1,230,247
Turkey 1.5%
Akbank TAS, Sub. Notes(aa)	7.875(ff)	09/04/35		1,000	1,009,180
Eldorado Gold Corp., Sr. Unsec’d. Notes, 144A(aa)	6.250	09/01/29		945	945,548
GDZ Elektrik Dagitim A/S, Sr. Unsec’d. Notes, 144A	9.000	10/15/29		550	534,359
Limak Yenilenebilir Enerji A/S, Sr. Unsec’d. Notes	9.625	08/12/30		750	750,825
Sisecam UK PLC, Gtd. Notes, 144A	8.250	05/02/29		415	426,504
TAV Havalimanlari Holding A/S, Gtd. Notes, 144A(aa)	8.500	12/07/28		500	515,000
Turk Telekomunikasyon A/S, Sr. Unsec’d. Notes, 144A(aa)	7.375	05/20/29		1,100	1,130,250
Turkcell Iletisim Hizmetleri A/S, Sr. Unsec’d. Notes, 144A(aa)	7.650	01/24/32		1,000	1,042,165
Turkiye Sinai Kalkinma Bankasi A/S, Sr. Unsec’d. Notes, 144A, MTN(aa)	9.375	10/19/28		1,000	1,082,590
WE Soda Investments Holding PLC, Sr. Sec’d. Notes, 144A	9.500	10/06/28		300	303,188
					7,739,609
Ukraine 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes	7.125	07/19/26	EUR	—(r)	—
Sr. Unsec’d. Notes	7.625	11/08/28		—(r)	—
					—
United Arab Emirates 0.1%
Alpha Star Holding IX Ltd., Gtd. Notes	7.000	08/26/28		500	496,250
Sobha Sukuk Ltd., Sr. Unsec’d. Notes, EMTN	7.996	02/19/29		300	293,250
					789,500

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom 7.7%
A&K Travel Group Holdings Ltd., Gtd. Notes, 144A	7.500%	05/15/33		430	$431,612
Ardonagh Finco Ltd., Sr. Sec’d. Notes	6.875	02/15/31	EUR	500	586,341
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes(aa)	8.000	07/01/31	EUR	1,225	1,370,803
Sr. Sec’d. Notes(aa)	8.125	05/14/30	GBP	1,275	1,602,666
Boots Group Finco LP,
Sr. Sec’d. Notes	7.375	08/31/32	GBP	425	586,994
Sr. Sec’d. Notes, 144A	5.375	08/31/32	EUR	700	830,243
Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	700	966,813

Brightstar Lottery PLC/Brightstar Global Solutions Corp., Sr. Sec’d. Notes, 144A	5.750	01/15/33		590	577,398
Canary Wharf Group Investment Holdings PLC, Sr. Sec’d. Notes(aa)	3.375	04/23/28	GBP	2,675	3,422,479
CD&R Firefly Bidco PLC,
Sr. Sec’d. Notes(aa)	8.625	04/30/29	GBP	1,950	2,727,308
Sr. Sec’d. Notes, 144A(aa)	8.625	04/30/29	GBP	1,800	2,519,793

Connect Finco Sarl/Connect US Finco LLC, Sr. Sec’d. Notes, 144A	9.000	09/15/29		250	263,625
Deuce Finco PLC, Sr. Sec’d. Notes	7.000	11/20/31	GBP	1,700	2,300,263
EG Global Finance PLC,
Sr. Sec’d. Notes(aa)	11.000	11/30/28	EUR	5,125	6,349,689
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	600	740,709

Flutter Treasury DAC, Sr. Sec’d. Notes, 144A(aa)	6.125	06/04/31	GBP	2,000	2,711,101
Gatwick Airport Finance PLC, Sr. Sec’d. Notes(aa)	6.000	11/21/30	GBP	1,075	1,438,313
Heathrow Finance PLC, Sr. Sec’d. Notes(aa)	6.625	03/01/31	GBP	1,175	1,591,265
INEOS Quattro Finance 2 PLC, Sr. Sec’d. Notes(aa)	6.750	04/15/30	EUR	650	698,028
Jerrold Finco PLC, Sr. Sec’d. Notes(aa)	7.875	04/15/30	GBP	1,875	2,574,822
Macquarie Airfinance Holdings Ltd., Sr. Unsec’d. Notes, 144A	6.400	03/26/29		75	77,375
Motion Finco Sarl, Sr. Sec’d. Notes	7.375	06/15/30	EUR	1,575	1,616,115
TalkTalk Telecom Group Ltd., Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	2,253	3
Thames Water Utilities Finance PLC,
Sr. Sec’d. Notes, EMTN(aa)(x)	4.375	01/18/33	EUR	1,150	913,273
Sr. Sec’d. Notes, EMTN(x)	7.125	04/30/33	GBP	400	375,567

Virgin Media Secured Finance PLC, Sr. Sec’d. Notes(aa)	4.125	08/15/30	GBP	1,250	1,513,690
Vmed O2 UK Financing I PLC,
Sr. Sec’d. Notes(aa)	4.500	07/15/31	GBP	1,200	1,402,032
Sr. Sec’d. Notes	5.625	04/15/32	EUR	850	944,879
					41,133,199
United States 45.8%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A(aa)	10.000	04/15/32		1,820	1,879,150
ACCO Brands Corp., Gtd. Notes, 144A(aa)	4.250	03/15/29		925	826,302

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500%	11/06/30		370	$375,712
Sr. Unsec’d. Notes, 144A(aa)	8.250	02/01/29		2,200	2,206,843
AdaptHealth LLC,
Gtd. Notes, 144A(aa)	4.625	08/01/29		675	652,829
Gtd. Notes, 144A(aa)	5.125	03/01/30		675	656,584
Gtd. Notes, 144A(aa)	6.125	08/01/28		505	505,305

AECOM, Gtd. Notes, 144A	6.000	08/01/33		350	353,387
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29		470	490,752
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	5.625	03/31/32		850	839,627
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A(aa)	7.875	02/15/31		1,530	1,605,812
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30		745	766,609
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		400	397,040

American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.750	04/20/29		500	500,400
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A	7.750	10/15/33		490	479,202
Sr. Sec’d. Notes, 144A	6.375	10/15/32		330	329,386
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		305	306,236
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		405	431,691
AMN Healthcare, Inc.,
Gtd. Notes, 144A(aa)	4.000	04/15/29		1,525	1,457,326
Gtd. Notes, 144A	6.500	01/15/31		150	149,243
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30		525	508,660
Sr. Unsec’d. Notes, 144A	6.375	03/15/33		235	238,816

AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29		125	120,874
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29		175	174,805
Gtd. Notes, 144A	5.750	07/01/34		195	194,607
Gtd. Notes, 144A	6.625	02/01/32		185	189,956

APLD ComputeCo 2 LLC, Sr. Sec’d. Notes, 144A	6.750	03/15/31		890	882,288
APLD ComputeCo LLC, Sr. Sec’d. Notes, 144A	9.250	12/15/30		250	268,548
Archrock Services LP/Archrock Partners Finance Corp., Gtd. Notes, 144A	6.000	02/01/34		300	301,721
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30		600	538,440
Sr. Sec’d. Notes, 144A	9.500	12/01/30		1,851	1,963,686
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A	6.250	01/30/31		400	403,136
Sr. Unsec’d. Notes(aa)	3.000	09/01/29	EUR	1,500	1,647,919
Sr. Unsec’d. Notes, 144A	4.000	09/01/29		300	279,375

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29		600	540,807
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30		400	419,051
Unsec’d. Notes, 144A	11.500	10/01/31		105	113,582
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	6.625	07/15/33		505	519,015

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., (cont’d.)
Gtd. Notes, 144A	9.000%	11/01/27	568	$651,177
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	340	349,096

Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43	150	148,500
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	08/01/29	1,425	1,363,561
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	25	23,795
Sr. Unsec’d. Notes, 144A	6.875	08/01/33	375	369,358
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000	12/31/32	900	940,707
Sr. Sec’d. Notes, 144A(aa)	8.375	02/01/34	1,425	1,406,842
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	75	76,689
Sr. Unsec’d. Notes, 144A	6.250	03/15/33	315	323,366
Azorra Finance Ltd.,
Gtd. Notes, 144A	7.250	01/15/31	410	419,225
Gtd. Notes, 144A	7.750	04/15/30	690	713,933
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	09/15/27	1,320	1,274,021
Sr. Sec’d. Notes, 144A	8.000	09/15/28	300	297,559
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	75	74,930
Gtd. Notes(aa)	7.250	10/15/29	1,375	1,386,518
Gtd. Notes, 144A	7.500	03/15/31	495	492,978

BioMarin Pharmaceutical, Inc., Gtd. Notes, 144A	5.500	02/15/34	485	481,655
Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A	6.125	02/15/31	675	685,135
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	150	155,195
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	65	67,958

Brandywine Operating Partnership LP, Gtd. Notes	6.125	01/15/31	570	530,383
Bread Financial Holdings, Inc., Gtd. Notes, 144A	6.750	05/15/31	300	306,560
Brinker International, Inc., Gtd. Notes, 144A(aa)	8.250	07/15/30	785	821,387
Brundage-Bone Concrete Pumping Holdings, Inc., Sr. Sec’d. Notes, 144A	7.500	02/01/32	210	213,583
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(aa)	4.625	10/15/29	1,525	1,471,710
Sr. Sec’d. Notes, 144A	6.500	02/15/32	515	501,212
Sr. Sec’d. Notes, 144A(aa)	7.000	02/15/30	1,150	1,167,141

Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A(aa)	8.750	08/01/28	600	387,896
Carnival Corp., Gtd. Notes, 144A	5.750	08/01/32	75	75,382
Carvana Co.,
Sr. Sec’d. Notes, 144A(aa)	9.000	06/01/30	1,220	1,269,010
Sr. Sec’d. Notes, 144A(aa)	9.000	06/01/31	1,466	1,621,243
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A(aa)	5.375	06/01/29	1,280	1,260,508
Sr. Unsec’d. Notes	4.500	05/01/32	125	109,909
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	150	136,142
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	575	545,140
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/28	400	395,801
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/27	938	937,923

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	7.000%	02/01/33	715	$705,148
Centene Corp.,
Sr. Unsec’d. Notes	2.500	03/01/31	729	633,724
Sr. Unsec’d. Notes	2.625	08/01/31	727	629,027
Sr. Unsec’d. Notes	3.000	10/15/30	625	561,894

Century Aluminum Co., Sr. Sec’d. Notes, 144A	6.875	08/01/32	445	460,988
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	545	573,386
Sr. Sec’d. Notes, 144A	7.500	01/01/30	195	202,477

Chemours Co. (The), Gtd. Notes, 144A	7.875	03/15/34	420	429,571
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	5.250	05/15/30	275	259,678
Sr. Sec’d. Notes, 144A	6.000	01/15/29	350	347,789
Sr. Sec’d. Notes, 144A	9.750	01/15/34	285	294,001

Cipher Compute LLC, Sr. Sec’d. Notes, 144A	7.125	11/15/30	485	502,953
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	110	112,475
Sr. Sec’d. Notes, 144A	6.750	02/15/30	80	82,478
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	4.625	03/01/29	125	120,514
Gtd. Notes, 144A(aa)	6.750	04/15/30	640	637,874
Gtd. Notes, 144A	6.875	11/01/29	460	468,617
Gtd. Notes, 144A	7.000	03/15/32	380	379,669
Gtd. Notes, 144A	7.375	05/01/33	305	307,911
Gtd. Notes, 144A	7.500	09/15/31	50	50,858
Gtd. Notes, 144A	7.625	01/15/34	355	358,510

Clue Opco LLC, Sr. Sec’d. Notes, 144A(aa)(x)	9.500	10/15/31	1,672	1,712,736
Clydesdale Acquisition Holdings, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/32	565	531,229
Coeur Mining, Inc.,
Gtd. Notes, 144A	5.125	02/15/29	240	238,739
Sr. Unsec’d. Notes, 144A	6.875	04/01/32	475	489,558

Columbus McKinnon Corp., Sr. Sec’d. Notes, 144A	7.125	02/01/33	255	256,496
Commercial Metals Co., Sr. Unsec’d. Notes, 144A	6.000	12/15/35	195	194,791
CompoSecure Holdings LLC, Sr. Sec’d. Notes, 144A	5.625	02/01/33	430	420,999
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	550	532,729
Gtd. Notes, 144A(aa)	6.750	03/01/29	825	823,890

Connect Holding II LLC, Sr. Sec’d. Notes, 144A(aa)	10.500	04/03/31	1,150	1,171,379
Core Scientific Finance I LLC, Sr. Sec’d. Notes, 144A(x)	7.750	05/15/31	795	793,108
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31	395	392,616
Gtd. Notes, 144A	9.250	06/01/30	1,190	1,204,879
Gtd. Notes, 144A	9.750	10/01/31	841	846,210

Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	585	104,113
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^(x)	10.000	05/07/29	1,261	1,071,844

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

CP Atlas Buyer, Inc., Sr. Sec’d. Notes, 144A	9.750%	07/15/30	300	$278,670
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	565	577,729
Gtd. Notes, 144A(aa)	7.625	04/01/32	125	128,903
Gtd. Notes, 144A	7.875	04/15/32	380	393,682
Gtd. Notes, 144A	8.375	01/15/34	365	385,654
Gtd. Notes, 144A	9.750	10/15/30	175	186,909
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	120,010
Gtd. Notes, 144A	4.125	12/01/30	700	417,466
Gtd. Notes, 144A(aa)	5.375	02/01/28	1,725	1,286,718
Gtd. Notes, 144A(aa)	5.500	04/15/27	1,300	1,096,875
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	1,750	617,590
Cyprium Corp./Cyprium Holdings Luxembourg Sarl,
Gtd. Notes, 144A	6.125	04/15/31	410	414,100
Gtd. Notes, 144A	6.375	04/15/34	565	564,294
DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31	1,770	1,642,254
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,300	2,226,633

DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	600	615,556
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	288	303,826
Discovery Global Holdings, Inc., Gtd. Notes(aa)	5.141	03/15/52	2,030	1,339,986
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	150	137,933
Gtd. Notes	7.375	07/01/28	415	405,545
Gtd. Notes	7.750	07/01/26	2,910	2,901,510

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	725	747,857
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	450	404,673
Sr. Sec’d. Notes, 144A	7.250	10/15/30	265	270,823
Sr. Unsec’d. Notes	4.750	02/15/28	450	437,242

Dream Finders Homes, Inc., Gtd. Notes, 144A	6.875	09/15/30	335	328,633
EchoStar Corp., Sr. Sec’d. Notes(aa)	10.750	11/30/29	1,500	1,626,803
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	605	615,049
Sr. Sec’d. Notes, 144A	9.250	04/01/29	500	523,263
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	163	156,806
Gtd. Notes, 144A	6.000	09/15/33	500	477,797
Esab Corp.,
Gtd. Notes, 144A	5.625	04/01/31	205	206,790
Gtd. Notes, 144A	6.250	04/15/29	100	101,405
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(aa)	6.750	01/15/30	950	919,720
Sr. Sec’d. Notes, 144A	4.625	01/15/29	175	170,344

Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	365	374,242
Flash Compute LLC, Sr. Sec’d. Notes, 144A	7.250	12/31/30	380	387,625
Forestar Group, Inc.,
Gtd. Notes, 144A(aa)	5.000	03/01/28	675	669,504

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Forestar Group, Inc., (cont’d.)
Gtd. Notes, 144A(aa)	6.500%	03/15/33	825	$828,656

Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	730	739,027
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	6.625	01/15/27	450	450,074
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31	850	819,679
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	250	258,963
Sr. Unsec’d. Notes, 144A(aa)	9.250	02/01/29	1,085	1,123,968
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	200	201,099
Sec’d. Notes, 144A	6.000	01/15/30	825	829,728
Sec’d. Notes, 144A	6.750	05/01/29	400	400,000
Sr. Sec’d. Notes, 144A	8.750	05/15/30	1,000	1,023,763

Gap, Inc. (The), Gtd. Notes, 144A(aa)	3.875	10/01/31	925	845,679
Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A(aa)	7.750	05/31/32	370	386,093
GB AIT Buyer, Inc., Sr. Unsec’d. Notes, 144A	8.750	04/30/34	180	180,967
Gen Digital, Inc., Gtd. Notes, 144A	6.250	04/01/33	470	458,033
GFL Environmental Holdings US, Inc., Gtd. Notes, 144A	5.500	02/01/34	270	265,275
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	530	516,787
Gtd. Notes, 144A	6.750	01/15/31	190	196,971
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	50	50,442
Gtd. Notes, 144A	7.125	07/01/33	320	327,842
Gtd. Notes, 144A	8.250	01/15/32	250	261,980

GrafTech Finance, Inc., Sec’d. Notes, 144A	4.625	12/23/29	435	279,111
Gray Media, Inc.,
Sec’d. Notes, 144A	9.625	07/15/32	330	335,625
Sr. Sec’d. Notes, 144A	7.250	08/15/33	310	315,876
Sr. Sec’d. Notes, 144A	10.500	07/15/29	110	116,765

Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	200	208,454
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31	420	420,787
Gtd. Notes, 144A	6.000	03/15/34	270	267,609
Gtd. Notes, 144A	7.000	06/15/30	300	312,219
Gtd. Notes, 144A	7.250	06/15/33	525	549,653

Hertz Corp. (The), Sr. Sec’d. Notes, 144A	12.625	07/15/29	120	113,366
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	275	274,914
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	435	433,357
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/01/31	920	909,963
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	565	561,424
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	300	305,745
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	198	212,116
Howard Hughes Corp. (The),
Gtd. Notes, 144A(aa)	4.125	02/01/29	1,125	1,084,362
Gtd. Notes, 144A(aa)	4.375	02/01/31	675	632,683
Sr. Unsec’d. Notes, 144A	5.875	03/01/32	610	597,757

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Howard Hughes Corp. (The), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.125%	03/01/34	680	$666,324

Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	6.625	01/15/34	365	370,986
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	5.250	04/15/29	1,250	1,211,565
iHeartCommunications, Inc., Sr. Sec’d. Notes, 144A	7.750	08/15/30	450	432,897
ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A	4.625	05/01/28	230	212,004
Sr. Sec’d. Notes, 144A	5.000	05/01/28	380	349,889
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	275	269,204
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	225	219,719

JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	375	389,029
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	250	243,428
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	275	263,585
KB Home,
Gtd. Notes	4.000	06/15/31	325	302,625
Gtd. Notes(aa)	4.800	11/15/29	975	956,089
Kodiak Gas Services LLC,
Gtd. Notes, 144A	5.875	04/01/31	285	286,893
Gtd. Notes, 144A	6.750	10/01/35	145	150,610

Kontoor Brands, Inc., Gtd. Notes, 144A(aa)	4.125	11/15/29	300	285,777
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28(d)	567	240,738
Sr. Sec’d. Notes, 144A	8.625	10/01/31(d)	367	158,765
Sr. Sec’d. Notes, 144A	9.500	11/01/28(d)	264	115,714
Sr. Unsec’d. Notes, 144A	10.500	07/15/27(d)	650	37,510
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	450	311,744
Sr. Sec’d. Notes, 144A	9.500	06/15/31	705	618,473

LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	225	220,353
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	150	129,510
Level 3 Financing, Inc.,
Gtd. Notes, 144A	8.500	01/15/36	1,875	2,011,169
Sr. Sec’d. Notes, 144A(aa)	6.875	06/30/33	1,140	1,177,360
Sr. Sec’d. Notes, 144A	7.000	03/31/34	925	961,657
LifePoint Health, Inc.,
Gtd. Notes, 144A(aa)	5.375	01/15/29	950	916,643
Sr. Sec’d. Notes, 144A	7.000	05/01/34	660	643,901
Sr. Sec’d. Notes, 144A(aa)	8.375	02/15/32	890	933,789
Sr. Sec’d. Notes, 144A	9.875	08/15/30	225	238,669

Light & Wonder International, Inc., Gtd. Notes, 144A	6.250	10/01/33	200	198,643
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	7.000	09/15/30	560	575,285
Lithia Motors, Inc.,
Gtd. Notes, 144A	5.500	10/01/30	115	114,422
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	475	454,919

LSF12 Helix Parent LLC, Sr. Sec’d. Notes, 144A	7.125	02/01/33	360	351,472

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

LSF12 Pillar Investments, Sr. Sec’d. Notes, 144A	5.750%	05/15/33	EUR	375	$440,119
M/I Homes, Inc., Gtd. Notes(aa)	4.950	02/01/28		625	621,430
Madison IAQ LLC, Sr. Unsec’d. Notes, 144A	5.875	06/30/29		370	369,163
Magnera Corp., Sr. Sec’d. Notes, 144A(aa)	7.250	11/15/31		285	266,817
Matador Resources Co.,
Gtd. Notes, 144A	6.000	04/15/34		295	295,985
Gtd. Notes, 144A	6.500	04/15/32		50	50,994

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29		1,950	1,944,443
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(aa)	11.500	09/01/28		1,100	1,149,181
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30		125	101,241
Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250	04/30/31		1,930	1,930,212
MGM Resorts International,
Gtd. Notes(aa)	4.750	10/15/28		1,963	1,944,659
Gtd. Notes	6.125	09/15/29		475	481,558

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A(aa)	4.875	05/01/29		725	708,925
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32		585	587,742
Gtd. Notes, 144A	6.375	08/01/30		390	395,037

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32		162	159,990
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30		215	198,409
MKS, Inc., Gtd. Notes, 144A	4.250	02/15/34	EUR	600	686,585
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A(aa)	5.750	12/31/30		803	666,049
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30		537	503,457
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes(aa)	7.000	02/15/32	EUR	2,090	2,463,746
Sr. Sec’d. Notes, 144A	8.500	02/15/32		200	207,742
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.625	11/15/32		600	626,449
Gtd. Notes, 144A	8.875	08/15/31		685	722,902
Gtd. Notes, 144A(aa)	9.125	01/31/30		670	703,643
Navient Corp.,
Sr. Unsec’d. Notes(aa)	4.875	03/15/28		330	322,516
Sr. Unsec’d. Notes	5.000	03/15/27		975	967,571
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30		500	498,750
Sr. Unsec’d. Notes, 144A	6.250	09/15/33		280	270,634
Sr. Unsec’d. Notes, 144A	6.750	02/01/32		550	547,305

NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		100	106,396
NCR Voyix Corp., Gtd. Notes, 144A	5.000	10/01/28		550	538,638
Neptune Bidco US, Inc., Sr. Sec’d. Notes, 144A	9.500	02/15/33		395	395,611
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29		425	422,887

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.625%	05/15/32		285	$276,628
Sr. Unsec’d. Notes, 144A	8.500	06/01/28		325	339,472

Nexstar Media, Inc., Sr. Sec’d. Notes, 144A	6.500	09/15/33		820	826,434
NGL Energy Operating LLC/NGL Energy Finance Corp., Sr. Sec’d. Notes, 144A	8.125	02/15/29		205	212,636
Noble Finance II LLC, Gtd. Notes, 144A(aa)	8.000	04/15/30		465	483,947
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31		155	140,781
Gtd. Notes, 144A	6.875	01/30/30		325	333,101
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31		200	185,768
Gtd. Notes, 144A(aa)	3.875	02/15/32		600	554,359
Gtd. Notes, 144A	5.875	05/15/34		290	288,952
Gtd. Notes, 144A	6.125	05/15/36		290	288,875
Jr. Sub. Notes, 144A(aa)	10.250(ff)	03/15/28(oo)		850	921,394
Sr. Unsec’d. Notes, 144A	5.750	01/15/34		660	655,116
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/33	EUR	240	289,646
Sr. Sec’d. Notes, 144A	7.250	07/01/33		620	638,041
Sr. Unsec’d. Notes, 144A	8.750	07/01/34		490	509,154
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28		530	515,506
Sr. Sec’d. Notes, 144A	6.750	08/01/32		505	489,731
Sr. Sec’d. Notes, 144A	7.250	06/15/31		285	286,594
Sr. Sec’d. Notes, 144A	7.250	02/15/33		575	562,070
Sr. Unsec’d. Notes	5.375	10/01/29	EUR	400	439,656
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		450	435,000
Gtd. Notes	5.375	11/15/29		605	594,167
Gtd. Notes	6.125	05/15/30		300	298,901
Gtd. Notes	6.625	05/15/29		765	778,779
Gtd. Notes	6.750	03/15/32		125	124,977
Gtd. Notes	6.750	09/15/33		857	843,031

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(aa)	5.125	04/30/31		575	571,355
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29		204	201,390
Paramount Global, Gtd. Notes	4.950	05/19/50		600	377,385
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30		696	660,909
Sr. Sec’d. Notes, 144A	8.000	03/15/31		715	719,449

Patrick Industries, Inc., Gtd. Notes, 144A	6.375	11/01/32		470	473,522
Penn Entertainment, Inc., Gtd. Notes, 144A	6.750	04/01/31		530	525,102
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A(aa)	4.250	02/15/29		695	663,331
Gtd. Notes, 144A	5.750	09/15/31		425	404,437
Gtd. Notes, 144A	6.750	02/15/34		375	362,794
Gtd. Notes, 144A	6.875	05/15/32		805	796,414
Gtd. Notes, 144A	7.875	12/15/29		75	77,890

Perimeter Holdings LLC, Sr. Sec’d. Notes, 144A	6.250	01/15/34		585	582,829

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Permian Resources Operating LLC, Gtd. Notes, 144A	7.000%	01/15/32	10	$10,402
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	200	205,064
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A(aa)	9.500	10/01/28	980	911,105
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	100	96,840
Gtd. Notes, 144A	6.375	03/01/33	245	244,973
Gtd. Notes, 144A	6.500	03/15/36	750	745,327

PR RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	6.500	05/01/31	1,215	1,204,325
PRA Group, Inc.,
Gtd. Notes, 144A	5.000	10/01/29	50	47,425
Gtd. Notes, 144A	8.375	02/01/28	425	431,854
Gtd. Notes, 144A	8.875	01/31/30	132	136,463

Prairie Acquiror LP, Sr. Sec’d. Notes, 144A	9.000	08/01/29	110	114,987
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A(aa)	9.375	09/01/29	780	808,640
Qnity Electronics, Inc., Gtd. Notes, 144A	6.250	08/15/33	80	81,813
QXO Building Products, Inc., Sr. Sec’d. Notes, 144A	6.750	04/30/32	260	265,234
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, Cash coupon 6.000% and PIK 3.250%	9.250	03/25/30	1,530	1,250,343
Range Resources Corp., Gtd. Notes, 144A	4.750	02/15/30	150	147,239
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	200	196,315
Gtd. Notes, 144A	5.750	03/15/34	260	258,582
Risewell Homes, Inc.,
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	380	388,311
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	390	404,078

Rithm Capital Corp., Sr. Unsec’d. Notes, 144A	8.000	07/15/30	330	330,230
Rivers Enterprise Borrower LLC, Sr. Sec’d. Notes, 144A	6.250	10/15/30	480	488,311
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Sec’d. Notes, 144A(aa)	6.625	02/01/33	865	882,099
Rocket Cos., Inc.,
Gtd. Notes, 144A(aa)	6.125	08/01/30	1,950	1,979,904
Gtd. Notes, 144A	6.500	08/01/29	295	300,923

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A(aa)	3.875	03/01/31	1,175	1,091,312
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.750	03/15/33	320	333,612
RXO, Inc., Gtd. Notes, 144A	6.375	05/15/31	175	173,859
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	04/01/32	520	535,801
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	575	484,405
Scotts Miracle-Gro Co. (The),
Gtd. Notes(aa)	4.000	04/01/31	1,625	1,515,307
Gtd. Notes	4.375	02/01/32	475	443,015

SESI LLC, Sr. Sec’d. Notes, 144A	7.875	09/30/30	245	252,473

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes(aa)	4.750%	04/01/29		860	$830,829
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes	5.500	05/15/33	EUR	550	621,301
Gtd. Notes, 144A	6.750	08/15/32		320	319,470

Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A(aa)	8.125	02/15/33		615	636,756
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29		625	615,650
SM Energy Co.,
Gtd. Notes, 144A	8.625	11/01/30		405	428,494
Gtd. Notes, 144A	9.625	06/15/33		535	596,497
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28		198	197,789
Sr. Sec’d. Notes, 144A	8.875	11/15/31		545	571,028
Snap, Inc.,
Gtd. Notes, 144A	6.875	03/01/33		165	160,695
Gtd. Notes, 144A	6.875	03/15/34		285	275,966

Solstice Advanced Materials, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/30/33		325	323,034
Standard Building Solutions, Inc., Sr. Unsec’d. Notes, 144A	6.500	08/15/32		480	485,193
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28		601	597,517
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		770	744,029
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26		300	298,848
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		100	101,031
Sr. Unsec’d. Notes, 144A	6.500	07/01/30		275	281,626
Sr. Unsec’d. Notes, 144A	6.500	10/15/30		290	298,230
Sr. Unsec’d. Notes, 144A	7.250	04/01/29		400	414,519

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29		665	689,502
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31		360	346,304
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31		210	210,687
Gtd. Notes, 144A	6.250	07/01/33		330	336,879
Sr. Unsec’d. Notes, 144A	4.500	10/01/29		750	734,496
Sr. Unsec’d. Notes, 144A	6.625	08/15/32		265	270,797
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(aa)	4.500	05/15/29		525	515,425
Gtd. Notes	4.500	04/30/30		75	72,851

SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A(aa)	5.875	03/01/31		1,710	1,682,429
SWF Holdings I Corp., Sec’d. Notes, 144A	6.500	10/06/29		1,216	364,263
Sword Purchaser LLC, Sr. Sec’d. Notes, 144A	8.250	04/15/33		300	306,970
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28		988	985,652
Gtd. Notes, 144A	6.000	12/31/30		50	50,248
Gtd. Notes, 144A	6.750	03/15/34		195	199,190
Sr. Unsec’d. Notes, 144A	7.375	02/15/29		525	540,593
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	11/15/32		295	298,250
Sr. Unsec’d. Notes, 144A(aa)	5.125	08/01/30		650	647,378

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(aa)	4.250%	06/01/29	1,830	$1,781,740
Sr. Sec’d. Notes(aa)	4.375	01/15/30	1,175	1,138,326

Tenneco, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	11/17/28	1,700	1,719,027
Terex Corp., Gtd. Notes, 144A	6.250	10/15/32	440	446,909
Tidewater, Inc., Gtd. Notes, 144A	9.125	07/15/30	300	322,992
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	650	649,665
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32	325	324,754
Gtd. Notes, 144A	5.625	01/31/34	690	698,771
TransDigm, Inc.,
Gtd. Notes, 144A	6.125	07/31/34	200	200,246
Sr. Sec’d. Notes, 144A(aa)	6.375	03/01/29	205	209,361
Sr. Sec’d. Notes, 144A	6.625	03/01/32	140	143,915
Sr. Sec’d. Notes, 144A	6.750	08/15/28	225	228,139
Transocean International Ltd.,
Gtd. Notes, 144A	7.875	10/15/32	220	235,514
Gtd. Notes, 144A	8.250	05/15/29	480	498,101
Gtd. Notes, 144A	8.500	05/15/31	870	920,791
Sr. Sec’d. Notes, 144A	8.750	02/15/30	497	518,749

Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	400	399,206
Trident TPI Holdings, Inc., Gtd. Notes, 144A(aa)	12.750	12/31/28	1,000	1,003,273
TriMas Corp., Gtd. Notes, 144A(aa)	4.125	04/15/29	540	518,496
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	770	760,421
Gtd. Notes	5.375	03/01/31	480	473,322

United Airlines, Inc., Sr. Sec’d. Notes, 144A(aa)	4.625	04/15/29	236	232,841
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31	277	262,056
Gtd. Notes, 144A	5.375	11/15/33	585	578,610

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes, 144A	6.000	01/15/30	150	144,979
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	1,200	1,178,343
Gtd. Notes, 144A(aa)	8.625	06/15/32	1,100	1,150,592

Uniti Services LLC, Sr. Sec’d. Notes, 144A	7.500	10/15/33	525	553,143
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(aa)	9.375	08/01/32	490	507,317
UWM Holdings LLC,
Gtd. Notes, 144A	6.250	03/15/31	345	320,449
Gtd. Notes, 144A	6.625	02/01/30	80	76,789

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	385	400,080
Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	175	159,328
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	325	319,104
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	6.000	05/01/36	200	201,093

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Venture Global Calcasieu Pass LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	6.250%	01/15/30	580	$597,027
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(aa)	9.000(ff)	09/30/29(oo)	965	953,570
Sr. Sec’d. Notes, 144A	7.000	01/15/30	165	169,860
Sr. Sec’d. Notes, 144A	8.125	06/01/28	100	102,292
Sr. Sec’d. Notes, 144A(aa)	9.500	02/01/29	680	742,219
Sr. Sec’d. Notes, 144A(aa)	9.875	02/01/32	800	858,197
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34	375	392,844
Sr. Sec’d. Notes, 144A	6.500	06/15/34	542	565,184
Sr. Sec’d. Notes, 144A	6.750	01/15/36	480	510,156
Sr. Sec’d. Notes, 144A	7.500	05/01/33	652	723,428
Sr. Sec’d. Notes, 144A	7.750	05/01/35	627	704,192

Veritiv Operating Co., Sr. Sec’d. Notes, 144A	10.500	11/30/30	810	854,426
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	10/15/33	240	240,571
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	100	99,877
Vistra Corp.,
Jr. Sub. Notes, 144A(aa)	7.000(ff)	12/15/26(oo)	2,000	2,004,787
Jr. Sub. Notes, 144A(aa)	8.000(ff)	10/15/26(oo)	875	882,411
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000	07/31/27	455	454,999
Gtd. Notes, 144A	7.750	10/15/31	450	471,977

VoltaGrid LLC, Sec’d. Notes, 144A(aa)	7.375	11/01/30	1,125	1,167,942
Voyager Parent LLC, Sr. Sec’d. Notes, 144A(aa)	9.250	07/01/32	1,491	1,588,431
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	520	532,028
Waste Pro USA, Inc., Sr. Unsec’d. Notes, 144A	7.000	02/01/33	465	473,671
Weatherford International Ltd., Gtd. Notes, 144A	6.750	10/15/33	235	243,425
Weekley Homes LLC/Weekley Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	01/15/34	780	770,624
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31	170	170,039
Gtd. Notes, 144A	5.500	04/15/34	205	204,487
Gtd. Notes, 144A	6.375	03/15/29	140	142,937
Gtd. Notes, 144A	6.375	03/15/33	65	67,069
Gtd. Notes, 144A	6.625	03/15/32	315	326,099
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	145	142,028
Sr. Unsec’d. Notes	6.500	06/15/33	975	933,701

White Cap Supply Holdings LLC, Gtd. Notes, 144A	7.375	11/15/30	260	262,881
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A(aa)	8.500	06/15/30	350	365,989
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A(aa)	8.250	10/01/31	880	931,025
Wolverine World Wide, Inc., Gtd. Notes, 144A(aa)	4.000	08/15/29	1,500	1,401,631
Wyndham Hotels & Resorts, Inc., Gtd. Notes, 144A	5.625	03/01/33	45	44,556

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125%	10/01/29		385	$382,474
Gtd. Notes, 144A	6.250	03/15/33		445	447,071
Gtd. Notes, 144A	7.125	02/15/31		335	354,921
XPO, Inc.,
Gtd. Notes, 144A(aa)	7.125	06/01/31		200	207,061
Gtd. Notes, 144A	7.125	02/01/32		140	146,117

Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A, Cash coupon 5.750% and PIK 0.500%	9.250	03/09/30		592	591,636
					243,790,897
Vietnam 0.1%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes, 144A (aa)	5.125	05/07/29		290	286,069
Zambia 0.5%
First Quantum Minerals Ltd.,
Gtd. Notes, 144A	6.375	02/15/36		570	559,683
Gtd. Notes, 144A	7.250	02/15/34		605	623,719
Gtd. Notes, 144A(aa)	8.000	03/01/33		835	875,623
Gtd. Notes, 144A(aa)	8.625	06/01/31		575	598,730
					2,657,755

Total Corporate Bonds (cost $469,198,708)					461,717,114
Floating Rate and Other Loans 4.6%
Canada 0.4%
ARC Falcon I, Inc., Term B Loan, 1 Month SOFR + 4.500%	8.165(c)	04/01/33		2,100	1,961,400
Great Canadian, 2024 Refinancing Term Loan, 1 Month SOFR + 4.750%	9.087(c)	11/01/29		440	427,764
					2,389,164
Jamaica 0.1%
Digicel International Finance Ltd., Initial Term Loan	—(p)	08/09/32		522	522,161
Netherlands 0.2%
International Park Holdings BV, 2025 Facility B, 6 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR	1,025	1,187,953
United Kingdom 0.9%
Connect Finco Sarl, Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.152(c)	09/27/29		402	403,220
Crown Finance US, Inc., Term B Loan, 3 Month SOFR + 4.500%	8.157(c)	12/02/31		213	212,170
Doncasters US Finance LLC,
2025 Term Loan, 3 Month SOFR + 6.500%^	10.200(c)	04/23/30		119	119,097
Initial Term Loan, 3 Month SOFR + 6.500%^	10.200(c)	04/23/30		2,430	2,436,476

Hurricane CleanCo Ltd., Facility A^	6.250	10/31/29	GBP	965	1,358,938
					4,529,901

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
United States 3.0%
Allied Universal Holdco LLC, Amendment No. 7 Replacement US Dollar Term Loan, 1 Month SOFR + 3.250%	6.902%(c)	08/20/32	852	$853,617
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	8.902(c)	07/08/30	268	239,337
Bingo Holdings I LLC, Term Loan, 1 Month SOFR + 4.750%	8.450(c)	06/30/32	572	565,689
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.402(c)	01/28/32	1,320	1,325,626
ClubCorp Holdings, Inc., Term Loan, 3 Month SOFR + 4.750%^	8.450(c)	07/09/32	559	548,018
Connect Holdings 2 LLC, Delayed Draw Term B Loan	—(p)	04/03/31	683	650,687
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000	01/02/28	228	41,105
Heritage Power LLC, Term Loan, 1 Month SOFR + 5.500%^	10.700(c)	07/20/28	283	277,563
Hilcorp Energy I LP, Repriced Term Loan, 1 Month SOFR + 1.750%	5.411(c)	02/11/30	322	322,017
LABL, Inc.,
Interim New Money Dollar Term Loan, 1 Month SOFR + 6.750%	10.435(c)	12/31/26	80	79,474
Term Loan, 1 Month SOFR + 6.750%^	10.455(c)	11/03/26	77	64,571

LBM Acquisition LLC, Incremental Term B Loan, 1 Month SOFR + 3.750%	7.502(c)	06/06/31	105	87,138
Level 3 Financing, Inc., Term B-4 Loan, 1 Month SOFR + 3.250%	6.902(c)	03/29/32	400	400,856
LifePoint Health, Inc., Term B Loan, 1 Month SOFR + 3.750%	7.423(c)	05/16/31	274	272,128
Magnera Corp., New Term Loan, 1 Month SOFR + 4.250%	7.923(c)	11/04/31	229	220,036
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.652(c)	03/01/29	1,887	1,658,313
MPH Acquisition Holdings LLC,
First Term Out Loan, 1 Month SOFR + 3.750%	7.413(c)	12/31/30	421	419,862
Second Out Term Loan, 1 Month SOFR + 4.600%	8.525(c)	12/31/30	430	383,320

NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.000%	6.686(c)	04/16/29	520	518,279
Quikrete Holdings, Inc., Tranche Term B-3 Loan, 1 Month SOFR + 2.250%	5.902(c)	02/10/32	371	371,391
Radiate Holdco LLC,
Closing Date Term Loan, 3 Month SOFR + 4.000%	7.652(c)	06/26/29	50	49,959
Delayed Draw Term Loan	—	06/26/29	50	49,959
First Out Term Loan, 1 Month SOFR + 5.114%	8.767(c)	09/25/29	4,181	3,803,801

Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.250%	9.017(c)	07/14/28	995	532,399
Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	8.506(c)	11/17/28	414	413,673
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	07/16/26(d)	604	452,791
Term Loan^	13.905	10/12/28(d)	896	17,928

Venator Materials LLC, First Out Term B Loan^	14.002	07/16/26(d)	611	458,098
Vista Management Holding, Inc., Initial Term Loan, 1 Month SOFR + 3.750%	7.442(c)	04/01/31	142	140,659

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
United States (cont’d.)

White Cap Supply Holdings LLC, Tranche Term C Loan, 1 Month SOFR + 3.250%	6.918%(c)	10/19/29		120	$119,239
Zayo Group Holdings, Inc., Dollar Term Loan, 1 Month SOFR + 3.500%	7.282(c)	03/11/30		488	486,566
					15,824,099

Total Floating Rate and Other Loans (cost $25,764,263)					24,453,278
Sovereign Bonds 23.7%
Angola 1.0%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28		960	984,163
Sr. Unsec’d. Notes	8.750	04/14/32		390	405,487
Sr. Unsec’d. Notes	9.375	05/08/48		550	535,733
Sr. Unsec’d. Notes, 144A	9.244	01/15/31		935	997,412
Sr. Unsec’d. Notes, 144A, MTN	9.375	03/31/33		1,000	1,057,680
Sr. Unsec’d. Notes, 144A, MTN	9.875	03/31/37		250	265,625
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29		1,015	1,033,346
Sr. Unsec’d. Notes, EMTN	9.244	01/15/31		200	213,350
					5,492,796
Argentina 4.7%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	1,194	1,173,385
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		4,943	4,265,846
Sr. Unsec’d. Notes	1.000	07/09/29		1,241	1,108,026
Sr. Unsec’d. Notes	3.000(cc)	07/09/41	EUR	1,660	1,312,152
Sr. Unsec’d. Notes	3.500(cc)	07/09/41		440	303,380
Sr. Unsec’d. Notes	4.125(cc)	07/09/35		5,389	4,019,940
Sr. Unsec’d. Notes	5.000	01/09/38		13,769	10,691,818
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A, MTN	6.625	09/01/37		1,142	877,431
Sr. Unsec’d. Notes, EMTN	6.625	09/01/37		1,041	799,346

Provincia de Cordoba, Sr. Unsec’d. Notes, 144A	9.750	07/02/32		540	560,271
					25,111,595
Bahrain 0.1%
Bahrain Government International Bond, Sr. Unsec’d. Notes (aa)	6.750	09/20/29		770	772,410
Brazil 2.0%
Brazilian Government International Bond,
Sr. Unsec’d. Notes(aa)	5.625	01/07/41		1,500	1,393,500
Sr. Unsec’d. Notes(aa)	6.125	01/22/32		1,050	1,081,500
Sr. Unsec’d. Notes(aa)	6.250	05/22/36		3,560	3,545,760
Sr. Unsec’d. Notes(aa)	6.625	03/15/35		1,170	1,211,547
Sr. Unsec’d. Notes(aa)	7.125	05/13/54		780	784,680
Sr. Unsec’d. Notes(aa)	7.250	01/12/56		2,685	2,703,795
					10,720,782

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia 1.7%
Colombia Government International Bond,
Sr. Unsec’d. Notes(aa)	3.000%	01/30/30		4,610	$4,158,681
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	690	775,911
Sr. Unsec’d. Notes(aa)	6.125	01/18/41		2,645	2,389,096
Sr. Unsec’d. Notes	7.375	09/18/37		780	801,665
Sr. Unsec’d. Notes	7.500	02/02/34		430	449,479
Sr. Unsec’d. Notes	8.375	11/07/54		490	535,374
					9,110,206
Costa Rica 0.2%
Costa Rica Government International Bond, Unsec’d. Notes, 144A	7.300	11/13/54		800	901,450
Dominican Republic 1.2%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30		1,375	1,325,500
Sr. Unsec’d. Notes	4.875	09/23/32		860	812,700
Sr. Unsec’d. Notes	6.850	01/27/45		800	804,000
Sr. Unsec’d. Notes	7.450	04/30/44		2,060	2,206,054
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		855	742,995
Sr. Unsec’d. Notes, 144A	7.050	02/03/31		320	337,280
					6,228,529
Ecuador 1.3%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/31/40		850	710,175
Sr. Unsec’d. Notes	6.900	07/31/35		1,070	991,890
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/40		901	753,136
Sr. Unsec’d. Notes, 144A	6.900	07/31/35		1,829	1,695,317
Sr. Unsec’d. Notes, 144A	8.750	01/29/34		1,830	1,867,436
Sr. Unsec’d. Notes, 144A	9.250	01/29/39		600	620,400
Sr. Unsec’d. Notes, 144A	5.583(s)	07/31/30		372	319,910
					6,958,264
Egypt 1.5%
Egypt Government International Bond,
Sr. Unsec’d. Notes	8.500	01/31/47		405	368,793
Sr. Unsec’d. Notes	8.700	03/01/49		515	474,959
Sr. Unsec’d. Notes	8.875	05/29/50		325	303,820
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	3,095	3,567,171
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	2,740	3,117,076
					7,831,819
El Salvador 0.6%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	8.250	04/10/32		1,510	1,596,070
Sr. Unsec’d. Notes	9.250	04/17/30		1,000	1,071,500
Sr. Unsec’d. Notes	9.650	11/21/54		300	337,350
					3,004,920
Ghana 0.8%
Ghana Government International Bond,
Sr. Unsec’d. Notes	1.500	01/03/37		975	568,172
Sr. Unsec’d. Notes	5.000(cc)	07/03/29		1,225	1,191,312

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ghana (cont’d.)
Ghana Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.000%(cc)	07/03/35		950	$869,668
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/35		1,853	1,696,676
Sr. Unsec’d. Notes, 144A	4.959(s)	01/03/30		183	160,435
					4,486,263
Guatemala 0.1%
Guatemala Government Bond, Sr. Unsec’d. Notes	6.125	06/01/50		300	297,180
Honduras 0.2%
Honduras Government International Bond, Sr. Unsec’d. Notes	6.250	01/19/27		930	937,096
Ivory Coast 1.6%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	1,285	1,448,508
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	880	1,032,047
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	1,690	1,989,062
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	870	928,842
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	1,585	1,821,868
Sr. Unsec’d. Notes, 144A	6.750	02/25/41		670	617,432
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		410	434,674
					8,272,433
Kenya 0.2%
Republic of Kenya Government International Bond, Sr. Unsec’d. Notes	9.500	03/05/36		900	902,070
Lebanon 0.6%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		2,000	507,000
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		2,550	661,725
Sr. Unsec’d. Notes, GMTN	6.650	11/03/28(d)		275	69,713
Sr. Unsec’d. Notes, GMTN	7.050	11/02/35(d)		1,105	288,958
Sr. Unsec’d. Notes, Series 15Y	6.750	11/29/27(d)		450	114,075
Sr. Unsec’d. Notes, Series 15Y	7.000	03/23/32(d)		3,595	918,522
Sr. Unsec’d. Notes, Series 20Y	7.250	03/23/37(d)		2,585	675,977
					3,235,970
Mongolia 0.0%
Mongolia Government International Bond, Sr. Unsec’d. Notes, 144A	7.875	06/05/29		205	217,953
Nigeria 0.4%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30		285	294,120
Sr. Unsec’d. Notes	7.875	02/16/32		600	632,400
Sr. Unsec’d. Notes	9.625	06/09/31		880	991,276
Sr. Unsec’d. Notes, 144A	8.631	01/13/36		405	443,070
					2,360,866

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Pakistan 0.1%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875%	12/05/27		200	$200,615
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31		460	443,909
					644,524
Romania 0.3%
Romanian Government International Bond, Sr. Unsec’d. Notes, EMTN	2.000	04/14/33	EUR	1,460	1,365,683
Senegal 0.1%
Senegal Government International Bond, Sr. Unsec’d. Notes	5.375	06/08/37	EUR	1,220	759,612
Serbia 0.2%
Serbia International Bond, Sr. Unsec’d. Notes	1.500	06/26/29	EUR	760	824,229
South Africa 0.8%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	7.100	11/19/36		550	575,300
Sr. Unsec’d. Notes	7.250	12/11/55		270	254,340
Sr. Unsec’d. Notes(aa)	7.950	11/19/54		2,020	2,063,026
Sr. Unsec’d. Notes, 144A(aa)	7.950	11/19/54		1,120	1,143,856
Sr. Unsec’d. Notes, Series 30Y	7.300	04/20/52		200	191,660
					4,228,182
Sri Lanka 0.7%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	3.600(cc)	06/15/35		486	374,220
Sr. Unsec’d. Notes	3.600(cc)	05/15/36		59	55,460
Sr. Unsec’d. Notes	3.600(cc)	02/15/38		796	750,324
Sr. Unsec’d. Notes, 144A	3.100(cc)	01/15/30		185	176,576
Sr. Unsec’d. Notes, 144A	3.350(cc)	03/15/33		747	665,375
Sr. Unsec’d. Notes, 144A	3.600(cc)	06/15/35		860	662,200
Sr. Unsec’d. Notes, 144A	3.600(cc)	05/15/36		478	449,737
Sr. Unsec’d. Notes, 144A	3.600(cc)	02/15/38		322	303,514
Sr. Unsec’d. Notes, 144A	4.000	04/15/28		126	120,595
					3,558,001
Turkey 2.4%
Turkiye Government International Bond,
Sr. Unsec’d. Notes(aa)	6.800	11/04/36		1,550	1,504,229
Sr. Unsec’d. Notes(aa)	7.125	07/17/32		1,570	1,593,942
Sr. Unsec’d. Notes(aa)	9.125	07/13/30		1,625	1,794,114
Sr. Unsec’d. Notes, Series 10Y(aa)	5.950	01/15/31		1,660	1,629,390
Sr. Unsec’d. Notes, Series 10Y(aa)	7.625	05/15/34		1,195	1,243,547
Sr. Unsec’d. Notes, Series 10Y(aa)	9.375	01/19/33		1,650	1,868,625
Sr. Unsec’d. Notes, Series 30Y(aa)	4.875	04/16/43		1,390	1,008,952
Sr. Unsec’d. Notes, Series 30Y(aa)	5.750	05/11/47		2,980	2,316,950
					12,959,749
Ukraine 0.5%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	0.000(cc)	02/01/34		145	68,295

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ukraine (cont’d.)
Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	0.000%(cc)	02/01/35	290	$147,610
Sr. Unsec’d. Notes	4.500(cc)	02/01/34	240	146,400
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/30	172	108,549
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/34	643	302,779
Sr. Unsec’d. Notes, 144A	4.000(cc)	02/01/32	1,178	899,709
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/34	490	298,752
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/35	610	366,263
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/36	515	303,815
				2,642,172
United Arab Emirates 0.2%
Finance Department Government of Sharjah, Sr. Unsec’d. Notes, 144A	6.500	11/23/32	950	978,966
Zambia 0.2%
Zambia Government International Bond,
Unsec’d. Notes	5.750(cc)	06/30/33	498	491,748
Unsec’d. Notes, 144A	5.750(cc)	06/30/33	757	746,446
				1,238,194

Total Sovereign Bonds (cost $122,466,683)				126,041,914
U.S. Treasury Obligations(k) 0.9%
U.S. Treasury Notes	3.500	09/30/26	550	549,441
U.S. Treasury Notes	3.500	01/31/28	1,000	993,516
U.S. Treasury Notes(aa)(h)	3.750	06/30/27	1,250	1,248,877
U.S. Treasury Notes	4.250	11/30/26	1,950	1,955,865

Total U.S. Treasury Obligations (cost $4,744,144)				4,747,699

	Shares
Common Stocks 2.1%
Canada 0.0%
Mitel Networks International Ltd.*^	327	3
France 0.1%
Altice France SA*	18,904	390,730
Jamaica 0.8%
Digicel International Finance Ltd.*	171,102	4,341,713
Luxembourg 0.0%
Ardagh Holdings SA, 144A*	59	354
United States 1.2%
Cornerstone Chemical Co.*^(x)	50,669	253,345
Diamond Sports Group LLC*(x)	30,779	6,341
Expand Energy Corp.	4,885	499,003
Ferrellgas Partners LP*	54,330	1,375,255
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,397	431,910

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	1,652	$118,531
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	37,551	2,694,284
Heritage Power LLC, Litigation Trust Interests*^	43,215	21,608
TPC Group, Inc.*	48,777	959,297
Venator Materials PLC*^(x)	2,352	—
		6,359,574

Total Common Stocks (cost $6,237,054)		11,092,374
Preferred Stocks 0.5%
Jamaica 0.0%
Digicel International Finance Ltd.*^	11,188	144,587
United States 0.5%
Ferrellgas Escrow LLC 8.956%, Maturing 03/30/31^	923	1,003,763
LABL, Inc. 12.000%, Maturing 12/31/79	157	157,000
LABL, Inc. 12.000%, Maturing 12/31/79	51	51,000
QXO, Inc. Series C, 4.750%, Maturing 04/01/33	135	1,502,043
		2,713,806

Total Preferred Stocks (cost $2,591,910)		2,858,393

	Units
Warrants* 0.0%
United States
Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	57,566	—

Total Long-Term Investments 118.5% (cost $631,002,762)		630,910,772
Short-Term Investments
Options Purchased*~
(cost $70,140)		63,936

TOTAL INVESTMENTS 118.5% (cost $631,072,902)		630,974,708
Liabilities in excess of other assets(z) (18.5)%		(98,626,259)

Net Assets 100.0%		$532,348,449

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CPI—Consumer Price Index
DAC—Designated Activity Company
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
HSBC—HSBC Bank PLC
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
TD—The Toronto-Dominion Bank
UAG—UBS AG

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,848,290 and 1.9% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $227,519,834 segregated as collateral for amount of $100,000,000 borrowed and outstanding as of April 30, 2026.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Clue Opco LLC, Sr. Sec’d. Notes, 144A, 9.500%, 10/15/31(aa)	09/22/23-02/17/26	$1,640,029	$1,712,736	0.3%
Core Scientific Finance I LLC, Sr. Sec’d. Notes, 144A, 7.750%, 05/15/31	04/22/26	789,038	793,108	0.2
Cornerstone Chemical Co.*^	12/06/23	962,711	253,345	0.0
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-04/30/26	1,052,154	1,071,844	0.2
Diamond Sports Group LLC*	01/02/25	80,588	6,341	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Thames Water Utilities Finance PLC (United Kingdom), Sr. Sec’d. Notes, EMTN, 4.375%, 01/18/33(aa)	01/06/26	975,154	913,273	0.2
Thames Water Utilities Finance PLC (United Kingdom), Sr. Sec’d. Notes, EMTN, 7.125%, 04/30/33	01/07/26	396,028	375,567	0.1
Venator Materials PLC*^	03/08/19-10/19/23	2,477,338	—	0.0
Total		$8,373,040	$5,126,214	1.0%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at April 30, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $36,166)^	37	$35,920	$—	$(246)
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $60,276)^	61	59,866	—	(410)

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Unfunded loan commitments outstanding at April 30, 2026 (continued):
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $180,000)^	180	$180,450	$450	$—
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $100,000)	100	99,917	—	(83)
		$376,153	$450	$(739)
Unfunded preferred stock commitment outstanding at April 30, 2026:
Issuer	Shares	Current Value	Unrealized Appreciation	Unrealized Depreciation
QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $670,000)^	67	$670,000	$—	$—
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.46.V1, 06/20/31	Put	BARC	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	4,008	$36,535
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	1,002	9,134
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	2,004	18,267
Total Options Purchased (cost $70,140)								$63,936
Futures contracts outstanding at April 30, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
169	2 Year U.S. Treasury Notes	Jun. 2026	$35,004,125	$(233,690)
58	5 Year Euro-Bobl	Jun. 2026	7,858,878	(97,583)
297	5 Year U.S. Treasury Notes	Jun. 2026	32,027,274	(475,592)
222	10 Year U.S. Treasury Notes	Jun. 2026	24,551,813	(465,383)
26	20 Year U.S. Treasury Bonds	Jun. 2026	2,933,938	(123,218)
10	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	1,150,313	(53,999)
96	Euro Schatz Index	Jun. 2026	11,914,895	(134,729)
				(1,584,194)
Short Positions:
11	3 Month SONIA Index	Jun. 2026	3,601,735	6,066
11	3 Month SONIA Index	Sep. 2026	3,592,567	19,070
11	3 Month SONIA Index	Dec. 2026	3,581,341	31,793
11	3 Month SONIA Index	Mar. 2027	3,577,038	36,283
8	3 Month SONIA Index	Jun. 2027	2,600,801	26,116
8	3 Month SONIA Index	Sep. 2027	2,602,026	23,666
8	3 Month SONIA Index	Dec. 2027	2,604,612	19,856
8	3 Month SONIA Index	Mar. 2028	2,606,925	16,590
5	3 Month SONIA Index	Jun. 2028	1,630,093	8,966
5	3 Month SONIA Index	Sep. 2028	1,630,434	7,988
5	3 Month SONIA Index	Dec. 2028	1,630,434	7,307
5	3 Month SONIA Index	Mar. 2029	1,630,264	6,712
8	3 Month SONIA Index	Jun. 2029	2,608,150	9,990
8	3 Month SONIA Index	Sep. 2029	2,607,741	9,378
8	3 Month SONIA Index	Dec. 2029	2,607,197	8,834
8	3 Month SONIA Index	Mar. 2030	2,606,381	8,493

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Futures contracts outstanding at April 30, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
7	10 Year Euro-Bund	Jun. 2026	$1,029,901	$(253)
70	Bloomberg HY Credit	Jun. 2026	7,927,500	(31,416)
				215,439
				$(1,368,755)
 Forward foreign currency exchange contracts outstanding at April 30, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/12/26	HSBC	GBP	20,493	$27,646,276	$27,886,097	$239,821	$—
Expiring 06/02/26	BOA	GBP	261	352,413	354,749	2,336	—
Euro,
Expiring 05/12/26	BARC	EUR	729	856,179	855,656	—	(523)
Expiring 05/12/26	BNP	EUR	1,918	2,248,142	2,252,302	4,160	—
Expiring 05/12/26	JPM	EUR	2,384	2,751,474	2,799,049	47,575	—
Expiring 05/12/26	JPM	EUR	553	635,299	649,604	14,305	—
Expiring 05/12/26	MSI	EUR	81,433	95,651,576	95,627,961	—	(23,615)
Expiring 05/12/26	UAG	EUR	1,424	1,682,346	1,672,289	—	(10,057)
Expiring 06/02/26	SSB	EUR	203	238,476	239,201	725	—
Expiring 06/02/26	TD	EUR	500	585,012	587,734	2,722	—
				$132,647,193	$132,924,642	311,644	(34,195)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/12/26	BARC	GBP	151	$202,933	$205,176	$—	$(2,243)
Expiring 05/12/26	CITI	GBP	692	938,637	941,298	—	(2,661)
Expiring 05/12/26	UAG	GBP	19,651	26,336,128	26,739,622	—	(403,494)
Expiring 06/02/26	CITI	GBP	469	637,208	638,089	—	(881)
Expiring 06/02/26	HSBC	GBP	20,493	27,645,556	27,885,346	—	(239,790)
Euro,
Expiring 05/12/26	BARC	EUR	462	541,270	543,049	—	(1,779)
Expiring 05/12/26	BARC	EUR	240	277,697	281,834	—	(4,137)
Expiring 05/12/26	CITI	EUR	87,529	101,253,791	102,786,126	—	(1,532,335)
Expiring 05/12/26	SSB	EUR	209	245,359	245,851	—	(492)
Expiring 06/02/26	CITI	EUR	1,447	1,699,222	1,700,514	—	(1,292)
Expiring 06/02/26	MSI	EUR	81,433	95,746,608	95,722,097	24,511	—
				$255,524,409	$257,689,002	24,511	(2,189,104)
						$336,155	$(2,223,299)
Credit default swap agreements outstanding at April 30, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
iTraxx.XO.45.V1	06/20/31	5.000%(Q)	EUR	35,775	$(2,829,031)	$(3,997,190)	$(1,168,159)

Global High Yield Fund, Inc

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Credit default swap agreements outstanding at April 30, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V2	12/20/30	5.000%(Q)	7,232	3.124%	$317,835	$569,622	$251,787
CDX.NA.HY.46.V1	06/20/31	5.000%(Q)	33,975	3.303%	1,756,073	2,619,407	863,334
					$2,073,908	$3,189,029	$1,115,121
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).